INCOME TAX - Schedule of Tax Loss Carry Forwards for PRC Income Tax Purpose (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
2022	¥ 115,517
2023	103,035
2024	20,060
2025	34,927
2026	74,384
Then thereafter	775,539
Total	¥ 1,123,462